Note R - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE R—INCOME TAXES

The components of net loss consist of the following:

	Year ended December 31, 2022	Year ended December 31, 2021

United States	$(10,416,593)	$(4,507,071)
Hong Kong	(458,839)	(439,814)
Nigeria	(143,499)	(118,896)
Spain	(890,972)	-
Total	$(11,909,903)	$(5,065,781)

There was no provision for current federal, foreign or state taxes for both of the years ended December 31, 2022 and 2021 as a result of taxable losses incurred in these jurisdictions. The provision for income tax benefits consist of the following (in thousands):

	Year ended December 31, 2022	Year ended December 31, 2021

Current – federal, states, and foreign	$-	$-
Deferred- Federal	1,175,000	128,000
Deferred – States	122,000	47,000
Deferred – Foreign	(20,000)	-
Total	1,277,000	175,000
Change in valuation allowance	(1,297,000)	(175,000)

Provision for income tax benefits	$(20,434)	$—

Significant components of deferred tax assets and liabilities are as follows at December 31, 2022 and 2021 (in thousands):

	December 31, 2022	December 31, 2021 As Revised

Accrued compensation	$113,000	$110,000
Allowance for doubtful accounts	169,000	70,000
Research and development expenses	633,000	-
Capital loss carry forward	114,000	-
Stock-based compensation	456,000	486,000
Equipment and leasehold improvements	(19,000)	1,000
Intangible assets – US	341,000	61,000
Intangible assets – Foreign	(170,000)	-
Inventory reserve	89,000	-
Interest expense	44,000	-
Operating lease liabilities	44,000	59,000
Reserve on debt security	-	13,000
Operating lease right-of-use assets	(44,000)	(57,000)
Net operating loss and research and credit carryforwards	15,248,000	15,148,000
Valuation allowance	(17,188,000)	(15,891,000)

Net deferred tax liability	$(170,000)	$—

During the year ended December 31, 2022, the Company determined that certain attributes of deferred tax assets and liabilities were incorrect for December 31, 2021 and 2020. See Note S for further information.

The Company has a valuation allowance against the full amount of its net deferred taxes due to the uncertainty of realization of the deferred tax assets due to operating loss history of the Company. The Company currently provides a valuation allowance against deferred taxes when it is more likely than not that some portion, or all of its deferred tax assets will not be realized. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income. With a full valuation allowance, any change in the deferred tax asset or liability is fully offset by a corresponding change in the valuation allowance. At December 31, 2022 and 2021, the Company provided a valuation allowance on its net deferred tax assets of $17,188,000 and $15,891,000, respectively.

As of December 31, 2022, the Company has U.S. federal net operating loss carryforwards of approximately $61.3 million. Approximately $43.1 million are subject to expiration between 2023 and 2037, and $18.2 million net operating loss carryforwards have no expiration date. These net operating loss carryforwards could be subject to the limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company. In addition, the Company has net operating loss carry forwards from various states of approximately $6.87 million which expire from 2026 through 2042.

A reconciliation of the effective income tax rate on operations reflected in the statements of operations to the US federal statutory income tax rate is presented below.

	Year ended December 31, 2022	Year ended December 31, 2021 As Revised

Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	0.9	1.1
Permanent differences	(4.7)	(1.0)
Expiration of net operating loss and research credit carryforwards	(5.7)	(13.8)
Expiration and forfeiture of stock options	(0.3)	(1.5)
Other	(0.5)	(2.4)
Valuation allowance	(10.9)	(3.4)

Effective tax rate	(0.2)%	—%

The Company has not been audited by the Internal Revenue Service (“IRS”) or any states in connection with income taxes. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The periods from 2019 through 2022 remain open to examination by the IRS and state jurisdictions.

Our subsidiary in Nigeria has not filed its required returns since inception. Management believes that when the returns are filed, no taxes will be owed due to the losses incurred during those periods. We are also not subject to minimum tax during the first four years of operations. As a result, management could not calculate the amount of net operating loss carryforwards that are available to offset future taxable income.

Our subsidiary in Hong Kong has not filed its required returns in several years. Management believes that when the returns are filed, no taxes will be owed due to losses incurred during those periods. As a result, management could not calculate the amount of net operating loss carryforwards are available to offset future taxable income.

The Company believes it is not subject to any tax audit risk beyond those periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense incurred during the years ended December 31, 2022 and 2021.

In August 2022, the Inflation Reduction Act of 2022 was signed into law which includes a stock buyback excise tax of 1% on share repurchases, which will apply to net stock buybacks after December 31, 2022. We do not expect this to have a material impact if and when share repurchases occur.